Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	$ 236,753,396	$ 212,372,249
Increase (decrease) in existing provisions	47,564,520	40,578,852
Provisions used	(24,272,071)	(25,163,227)
Reversal of unused provision	(8,822,304)	(2,409,171)
Increase from adjustment to time value of money	10,877,229	12,737,015
Foreign currency translation differences	4,517,726	898,858
Decreases due to classification as held for sale		(2,261,180)
Total movements in provisions	29,865,100	24,381,147
Ending balance, provisions	266,618,496	236,753,396
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	11,618,096	17,104,559
Increase (decrease) in existing provisions	38,117,388	998,509
Provisions used	(1,174,206)	(5,369,356)
Reversal of unused provision	(7,954,964)	(1,110,322)
Foreign currency translation differences	520,914	(5,294)
Total movements in provisions	29,509,132	(5,486,463)
Ending balance, provisions	41,127,228	11,618,096
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	219,297,263	192,011,837
Increase (decrease) in existing provisions	(8,087,974)	35,791,283
Provisions used	(23,097,865)	(19,730,606)
Increase from adjustment to time value of money	10,877,229	12,737,015
Foreign currency translation differences	4,116,041	748,914
Decreases due to classification as held for sale		(2,261,180)
Total movements in provisions	(16,192,569)	27,285,426
Ending balance, provisions	203,104,694	219,297,263
Decommissioning or Restoration [Member] | Construction in Progress
Disclosure Of Other Provisions [Line Items]
Increase (decrease) in existing provisions		19,053,494
Environment Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	5,838,037	3,255,853
Increase (decrease) in existing provisions	17,535,106	3,789,060
Provisions used		(63,265)
Reversal of unused provision	(867,340)	(1,298,849)
Foreign currency translation differences	(119,229)	155,238
Total movements in provisions	16,548,537	2,582,184
Ending balance, provisions	$ 22,386,574	$ 5,838,037